Summarised financial information of subsidiaries with material non-controlling interests - Summarised statements of comprehensive income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summarised financial information of subsidiaries with material non controlling interests
Revenue	¥ 901,573	¥ 869,050	¥ 761,306
Profit/(loss) before income tax	(259,492)	152,364	(233,972)
Income tax (expense)/credit	12,587	(14,036)	(18,508)
Profit/(loss) and total comprehensive income/(loss) for the year	(247,636)	139,000	(251,392)
Total comprehensive income/(loss) allocated to noncontrolling interests	(11,426)	2,019	2,757
Huizhou Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue	26,852	35,184	33,996
Profit/(loss) before income tax	2,743	5,170	7,299
Income tax (expense)/credit	(685)	(1,293)	(1,796)
Profit/(loss) and total comprehensive income/(loss) for the year	2,058	3,878	5,503
Total comprehensive income/(loss) allocated to noncontrolling interests	710	1,338	2,174
Dividend paid to noncontrolling interests	750	1,478
Shanghai Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue	29,839	33,834	38,685
Profit/(loss) before income tax	(3,884)	689	4,073
Income tax (expense)/credit	157	(172)	(994)
Profit/(loss) and total comprehensive income/(loss) for the year	(3,727)	517	3,079
Total comprehensive income/(loss) allocated to noncontrolling interests	(746)	77	527
Dividend paid to noncontrolling interests		1,463
Chongqing Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue	27,487	53,701	37,167
Profit/(loss) before income tax	(8,181)	(317)	(1,424)
Income tax (expense)/credit	158	79	226
Profit/(loss) and total comprehensive income/(loss) for the year	(8,023)	(238)	(1,198)
Total comprehensive income/(loss) allocated to noncontrolling interests			(257)
Chengdu Yueji
Summarised financial information of subsidiaries with material non controlling interests
Revenue	8,221	23,766	32,866
Profit/(loss) before income tax	(6,764)	(4,722)	27
Income tax (expense)/credit			(56)
Profit/(loss) and total comprehensive income/(loss) for the year	(6,764)	(4,722)	(29)
Total comprehensive income/(loss) allocated to noncontrolling interests	(2,029)	(1,515)	(9)
Pengai Xiuqi
Summarised financial information of subsidiaries with material non controlling interests
Revenue	28,530	33,057	34,599
Profit/(loss) before income tax	(1,135)	8,678	(774)
Income tax (expense)/credit	(139)	803	206
Profit/(loss) and total comprehensive income/(loss) for the year	(1,274)	9,481	(568)
Total comprehensive income/(loss) allocated to noncontrolling interests	(140)	1,043	(32)
Haikou Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue	20,184	25,458	24,165
Profit/(loss) before income tax	(1,696)	2,001	4,806
Income tax (expense)/credit	192	(500)	(1,209)
Profit/(loss) and total comprehensive income/(loss) for the year	(1,504)	1,501	3,597
Total comprehensive income/(loss) allocated to noncontrolling interests	(196)	195	468
Dividend paid to noncontrolling interests	186	407
Shenzhen Yueji
Summarised financial information of subsidiaries with material non controlling interests
Revenue	13,754	20,809
Profit/(loss) before income tax	4,656	(4,897)
Income tax (expense)/credit	(29)	(1,224)
Profit/(loss) and total comprehensive income/(loss) for the year	(4,685)	3,673
Total comprehensive income/(loss) allocated to noncontrolling interests	(1,874)	1,469
Shenzhen Yuexin
Summarised financial information of subsidiaries with material non controlling interests
Revenue	33,157	34,104
Profit/(loss) before income tax	3,710	(2,240)
Income tax (expense)/credit	391	(560)
Profit/(loss) and total comprehensive income/(loss) for the year	(3,319)	1,680
Total comprehensive income/(loss) allocated to noncontrolling interests	(1,328)	672
Nanchang Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue		2,198	6,332
Profit/(loss) before income tax	382	2,449	650
Income tax (expense)/credit			164
Profit/(loss) and total comprehensive income/(loss) for the year	(382)	(2,449)	(487)
Total comprehensive income/(loss) allocated to noncontrolling interests	(187)	(898)	(146)
Yantai Pengai Jiayan
Summarised financial information of subsidiaries with material non controlling interests
Revenue	25,958	32,668
Profit/(loss) before income tax	(2,465)	1,036	(779)
Income tax (expense)/credit	307	(259)	195
Profit/(loss) and total comprehensive income/(loss) for the year	(2,158)	777	(584)
Total comprehensive income/(loss) allocated to noncontrolling interests	(237)	85	¥ (175)
Ninghai Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue	4,841	5,211
Profit/(loss) before income tax	(1,317)	1,182
Income tax (expense)/credit	162	(113)
Profit/(loss) and total comprehensive income/(loss) for the year	(1,155)	1,069
Total comprehensive income/(loss) allocated to noncontrolling interests	¥ (566)	¥ 524